Subsequent Event	12 Months Ended
Dec. 31, 2019
Subsequent Event
Subsequent Event

20. Subsequent Event

From January to April 17, 2020, the Group granted options to its management team to purchase 114,935,650 Class A ordinary shares of the Company with exercise price of US$ 0.0002 with 4 year vesting schedule under the 2012 Stock Incentive Plan and 2018 Share Incentive Plan.

Pursuant to the repurchase shares program announced on November 20, 2019, 36,679,650 shares (equivalent to 733,593 ADSs) of the Group's Class A ordinary shares were purchased from January 1, 2020 through April 17, 2020 for a total cash consideration of US$4.4 million from the public market.